Condensed Shinhan Financial Group (Parent Company only) Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Condensed financial information of parent company only disclosure [Abstract]
STATEMENTS OF FINANCIAL POSITION

STATEMENTS OF FINANCIAL POSITION

	2019		2020
Assets
Deposits
Banking subsidiaries	~~W~~	167	3
Other		—	—
Receivables from subsidiaries:
Non-banking subsidiaries		2,219,698	3,218,455
Investment (at equity) in subsidiaries:
Banking subsidiaries		13,797,222	13,797,222
Non-banking subsidiaries		15,183,053	16,157,962
Financial assets at FVTPL		443,377	1,810,867
Derivative assets		24,352	39,392
Property, equipment and intangible assets, net		11,106	10,360
Other assets
Banking subsidiaries		408,436	260,342
Non-banking subsidiaries		171,321	173,473
Other		2,590	15,838

Total assets	~~W~~	32,261,322	35,483,914

Liabilities and equity
Debt securities issued	~~W~~	9,147,640	9,920,059
Derivative liabilities		17,687	22,133
Accrued expenses & other liabilities		630,569	484,625

Total liabilities		9,795,896	10,426,817

Equity		22,465,426	25,057,097

Total liabilities and equity	~~W~~	32,261,322	35,483,914

CONDENSED STATEMENTS OF INCOME

CONDENSED STATEMENTS OF INCOME

	2018		2019	2020
Income
Dividends from banking subsidiaries	~~W~~	541,524	892,310	892,420
Dividends from non-banking subsidiaries		866,150	428,634	495,110
Interest income from banking subsidiaries		268	263	194
Interest income from non-banking subsidiaries		31,224	38,968	68,914
Other income		74,215	125,324	268,784

Total income		1,513,381	1,485,499	1,725,422

Expenses
Interest expense		(187,882)	(206,815)	(231,205)
Other expense		(89,145)	(147,589)	(216,708)

Total expenses		(277,027)	(354,404)	(447,913)

Profit before income tax expense		1,236,354	1,131,095	1,277,509

Income tax expense		1,471	1,922	3,066

Profit for the year	~~W~~	1,234,883	1,129,173	1,274,443

CONDENSED STATEMENTS OF CASH FLOWS

CONDENSED STATEMENTS OF CASH FLOWS

	2018		2019	2020
Cash flows from operating activities
Profit before income taxes	~~W~~	1,236,354	1,131,095	1,277,509
Non-cash items included in profit before tax		(1,251,379)	(1,164,022)	(1,313,967)
Changes in operating assets and liabilities		(1,671,189)	1,475,702	(1,272,738)
Net interest paid		(153,926)	(154,765)	(165,570)
Dividend received from subsidiaries		1,407,674	1,320,944	1,386,843
Income tax refunds(paid)		—	(194)	—

Net cash provided by (used in) operating activities		(432,466)	2,608,760	(87,923)

Cash flows from investing activities
Net loan origination to non-banking subsidiaries		(412,630)	(575,936)	(1,073,657)
Acquisition of subsidiary		(42,273)	(2,977,196)	(73,335)
Other, net		(231,281)	(660)	(100,875)

Net cash used in investing activities		(686,184)	(3,553,792)	(1,247,867)

Cash flows from financing activities
Issuance of common stocks		—	—	1,154,347
Issuance of convertible preferred shares		—	747,791	—
Issuance of hybrid bonds		1,107,838	199,476	448,699
Net changes in borrowings		120,000	(125,000)	—
Issuance of debt securities issued		2,396,138	3,194,764	2,240,581
Repayments of debt securities issued		(1,590,000)	(1,844,000)	(1,384,000)
Dividend paid		(714,705)	(830,772)	(968,847)
Acquisition of treasury stock		(151,993)	(444,077)	(150,448)
Disposition of and incineration cost of treasury stock		—	—	(3,033)
Redemption of lease liabilities		—	(1,614)	(1,673)

Net cash provided by (used in) financing activities		1,167,278	896,568	1,335,626

Net increase (decrease) in cash and cash equivalents		48,628	(48,464)	(164)

Cash and cash equivalents at beginning of year		—	48,628	164

Cash and cash equivalents at end of year	~~W~~	48,628	164	—